Marketable debt securities	12 Months Ended
Dec. 31, 2017
Marketable debt securities [Abstract]
Marketable debt securities

19. Marketable debt securities

The breakdown, by classification and type, of the balance of “Marketable debt securities” is as follows:

Thousand of reais	2017	2016	2015

Classification:
Financial liabilities at amortized cost	70,247,012	99,842,955	94,658,300
Total	70,247,012	99,842,955	94,658,300

Type:
Real estate credit notes - LCI (1)	27,713,873	23,983,429	23,795,322
Eurobonds	1,992,828	7,721,646	13,465,373
Treasury Bills (2)	31,686,259	61,157,037	55,300,989
Agribusiness credit notes - LCA (3)	8,854,052	6,980,843	2,096,616
Total	70,247,012	99,842,955	94,658,300

Indexers:	Domestic	Abroad

Treasury Bills	97% to 108% of CDI	-
	100% of IGPM	-
	100% of IPCA	-
	Pre fixed: 10,05% to 17,74%	-
	104% to 105% of SELIC	-
Real estate credit notes - LCI	70% to 97% of CDI	-
	Pre fixed: 8,27% of 14,91%	-
	100% of IPCA	-
	100% of TR	-
Agribusiness credit notes - LCA	87% to 94% of CDI	-
Eurobonds	0,7% to 3%	0,72% to 15,70%

(1) Real Estate Credit Notes are fixed income securities pegged  by mortgages and mortgage-backed securities or liens on property. On December 31, 2017, have maturities between 2018 to 2026 (2016 - there are maturities between 2017 to 2026 and 2015 -  there are maturities between 2016 to 2020).

(2) The main features of the Treasury Bills are the minimum period of two years, minimum notional of R$300 and permission for early redemption of only 5% of the issued amount. On December 31, 2017, have a maturity between 2018 to 2025 (2016 - have a maturity between 2016 to 2017 to 2025 and 2015 - there are maturities between 2016 to 2025).

(3) Agribusiness credit notes are fixed income securities in which resources are allocated to the promotion of agribusinessindexed between 86.0% to 94.0% of CDI. On December 31, 2017, its maturities dates are between 2018 to 2019 (12/31/2016 - there are maturities between 2017 to 2018 and 2015 -  there are maturities between 2016 to 2018).

The breakdown, by currency, of the balance of this account is as follows:

Thousand of reais
Currency:	2017	2016	2015

Real	68,335,103	92,132,195	82,506,826
US dollar	1,911,909	7,645,542	11,180,678
Swiss Francs	-	-	603,889
Peso/Chile	-	-	135,388
Yen	-	-	35,743
Euro	-	65,218	195,776
Total	70,247,012	99,842,955	94,658,300

	Average interest (%)
Currency:	2017	2016	2015

Real	5.5%	11.7%	12.1%
US dollar	6.8%	3.7%	1.0%
Yen	-	0.0%	3.1%
Total	5.7%	11.3%	9.6%

The changes in the balance of Marketable debt instruments were as follows:

Thousand of reais	2017	2016	2015

Balance at beginning of the year	99,842,955	94,658,300	70,355,249
Issuances	59,663,420	50,313,469	72,936,057
Payments	(97,009,957)	(56,164,769)	(63,516,234)
Interest (Note 34)	7,901,199	12,212,922	10,047,874
Exchange differences and Others	(150,605)	(1,305,204)	4,835,354
Additions arising from acquisitions of companies	-	128,237	-
Balance at end of the year	70,247,012	99,842,955	94,658,300

On December 31, 2017, 2016 and 2015, none of these instruments was convertible into Bank shares or granted privileges or rights which, in certain circumstances, make them convertible into shares.

The note 45-d contains a detail of the residual maturity periods of financial liabilities at amortized cost in each year.

				Interest rate (p.y)
	Issuance	Maturity	Currency		2017	2016	2015

Eurobonds	2011	2016	USD	4.2%	-	-	3,268,431
Eurobonds (1)	2012	2016	CHF	3.3%	-	-	603,889
Eurobonds (1)	2013	2016	BRL	8.0%	-	-	1,255,841
Eurobonds (1)	2012	2016	CLP	4.6%	-	-	135,388
Eurobonds	2014	2016	USD	1,5% to 2,0%	-	-	192,583
Eurobonds (1)	2014	2016	JPY	1.8%	-	-	35,743
Eurobonds	2014	2017	USD	2,1% to 2,4%	-	-	27,473
Eurobonds	2015	2016	USD	0,4% to 3,0%	-	-	2,614,244
Eurobonds	2015	2018	USD	2.2%	40,333	39,727	47,598
Eurobonds	2015	2020	USD	2.9%	10,656	10,206	11,877
Eurobonds	2007	2017	BRL	FIDC	-	1,930	7,122
Eurobonds	2015	2016	BRL	1.6%	-	-	3,543
Eurobonds	2015	2016	EUR	0,8% to 1,0%	-	-	195,603
Eurobonds	2016	2017	USD	0,7% to 2,5%	-	3,408,932	-
Eurobonds	2017	2018	USD	Zero Coupon to 2,4%	1,195,668	-	-
Eurobonds	2017	2019	USD	Libor 3M + 1,0%	165,677	-	-
Eurobonds	2017	2024	USD	6,9% to 10,0%	541,487	-	-
Eurobonds	2012	2017	USD	4.6%	-	4,116,309	5,025,982
Others					39,007	144,542	40,056
Total					1,992,828	7,721,646	13,465,373

(1) On December 31, 2015 includes R$1,995,118 in cash flow hedge operations, being  R$1,255,841 indexed in Reais, R$603,889 indexed on foreign currency - Swiss Franc, R$R$135,388 in Chilean Peso and R$35,743 for market risk hedge operations, being R$35,743 (R$ 24,480) indexed to foreign currency - YEN.